Contract Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contract Assets	(a) Contract assets:

	December 31, 2017	January 1, 2018	December 31, 2018
Receivables for the sales of mobile handsets, net of allowance	—	2,974	1,824
Less: Current portion	—	2,221	1,254

	—	753	570

Summary of Contract Liabilities

(b) Contract liabilities

	Note		December 31, 2017	January 1, 2018	December 31, 2018
Advances received from customers for future services	(i	)	—	45,329	41,567
Others			—	1,093	1,083

			—	46,422	42,650

(i)

Contract liabilities primarily arises from relates to the considerations received from customers before the Group satisfying performance obligations. It would be recognized as revenue upon the rendering of services. Approximately 96% of the contract liability balance as of January 1, 2018 was recognized as revenue during the year.